Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Noninterest-bearing deposits		$ 75,590	$ 81,811
Interest-bearing deposits
Interest checking		75,949	73,994
Money market savings		120,082	100,396
Savings accounts		47,401	44,720
Time deposits		42,894	44,554
Total interest-bearing deposits	[1]	286,326	263,664
Total deposits		$ 361,916	$ 345,475

[1]	lncludes time deposits greater than $250,000 balances of $7.8 billion and $15.3 billion at December 31, 2019 and 2018, respectively.